Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Share based awards compensation	$ 692,906
Accrued expenses	4,201
Book accumulated depreciation net of tax	12,276
Net operating loss carryforwards	4,147,012	$ 9,951,666
Bank loan		12,653
Accrued compensation	129,624
Other	10,149	1,129
Total deferred tax assets	4,996,168	9,965,448
Less: valuation allowance:	(4,996,168)	(9,916,553)
Net deferred tax asset		48,895
Deferred tax liabilities:
Accrued expenses		(8,811)
Prepaid expenses		(9,438)
Depreciation		(30,646)
Total deferred tax liabilities		(48,895)
Net deferred taxes	$ 0	$ 0